LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
Long-term Debt, Unclassified [Abstract]
Long-term Debt [Text Block]
Long-term debt at September 30, 2011 and December 31, 2010 consisted of the following:

	September 30,	December 31,
	2011	2010
14% Senior Notes due 2016 to various institutional noteholders, interest due quarterly beginning October 31, 2010, principal payments commence when revenue from the guaranteed minimum volume contract is sufficient to cover principal and interest; 100% of the contract revenue, reduced by certain limited expenses, is allocated to debt service through October 30, 2016	$30,000,000	$30,000,000
	30,000,000	30,000,000
Less: current portion
Long-term portion	$30,000,000	$30,000,000

There are no maturities of long-term debt for the remainder of this fiscal year.  The following table summarizes the estimated maturities of long-term debt for the fiscal years ended December 31:

Fiscal Years Ended December 31	Amount
2012
2013	$5,606,029
2014	$7,957,317
2015	$13,254,329
2016	$3,182,325

The Company issued $30,000,000 of 14% Senior Secured Notes due 2016 in two tranches on September 1 and October 1, 2010.  Gross proceeds from the issuance of the Notes were reduced by $2,044,500 of issuance costs, payment of $121,000 of legal fees of the investors and the trustee, $4,500,000 to fund an interest reserve and $7,870,000 set aside in a reserve payable to the Company upon the receipt of FDA clearance for the Wing device.  FDA clearance on the Wing device was received in November 2010, and on January 30, 2011, the $7,870,000 in escrowed funds, plus interest, were released to the Company.

The interest reserve is being used to pay interest during the ramp up of royalty payments due on the blood collection devices under our minimum volume contracts.  Payments of interest on the Notes have been made through October 30, 2011. Royalty revenues received under the minimum volume contract are deposited into a collection account held by the trustee, and these funds are supplemented from the interest reserve, as necessary, to complete the scheduled payments on the Notes.  The next four quarterly payments on the Notes are scheduled to be $1,050,000 per quarter.  The balance in the interest reserve account at December 31, 2010 was $3,864,411, which is less than the total amount of payments due during the calendar year of 2011.  Accordingly, the Company classified the entire balance of the restricted cash account as a current asset.  However, because royalties increase as minimum product purchases increase over the term of the agreement, the full amount of the interest reserve account is not expected to be used to pay the entire interest payments on the Notes during the next twelve months.  Payments of principal and interest to the Noteholders are guaranteed by the Company. The balance in the interest reserve (restricted cash) account at September 30, 2011 was $1,630,143.

The use of proceeds from the Senior Notes is presented in tabular form below:

Source and Use of Funds	Amount
Proceeds from Sale of Senior Notes	$30,000,000
Expenses not amortized	(162,358)
Amortizable loan fees and expenses	(2,044,500)
Reserve for interest payments	(4,500,000)
Net proceeds to the Company	$23,293,142
Reserve for FDA product clearance (funded by the Company)	(7,870,000)
Pay off of bank debt and shareholder bridge loans	(4,112,967)

Net proceeds after FDA reserve and debt repayment	$11,310,175

The funds held in the reserve pending FDA product clearance were released to the Company on January 30, 2011.  Net proceeds, including the FDA Reserve funds, totaled $19,180,175.

Royalty collections through October 30, 2016 are allocated to the payment of principal and interest on the Notes.   Once principal is paid down to $1,000,000, additional interest is paid to the Note holders based on cash flow under the contract.  The final $1,000,000 of principal is paid with the last payment on the Notes.  Any Note payments made in 2016 are reduced by the marketing assistance payments due to our customer under the minimum volume contract.  The Company is also entitled to receive a servicing fee of $5,000 per quarter, plus out of pocket expenses, subject to quarterly limitations.

The Note covenants restrict additional senior borrowing to $7,500,000 and new subordinated debt to $15,000,000.